Business and Summary of Significant Accounting Policies - Redeemable Non-controlling Interest (Details) - Thomas H. Lee Partners, LP and Affiliates	Jan. 02, 2014	Jul. 20, 2015
Noncontrolling Interest [Line Items]
Period with no public offering for put option (in years)	4 years
Black Knight Financial Services, Inc.
Noncontrolling Interest [Line Items]
Ownership interest percent	35.00%	21.00%